Corporate debt, Breakdown of corporate debt (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Corporate debt [Abstract]
Non-current	$ 935,665	$ 695,085
Current	24,016	28,706
Total Corporate Debt	$ 959,681	$ 723,791